Share-Based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) yr shares $ / shares	Jun. 30, 2022 USD ($) shares yr $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	6.078	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of shares authorized for issuance			337,225,866
Options exercisable after applying exchange ratio	92,731,191	58,381,043
Weighted average remaining contractual life of outstanding share options	7 years 25 days	7 years 9 months 18 days
Weighted average fair value per share of share options granted | $ / shares	$ 0.5334	$ 0.1517
Outstanding options	177,301,320	134,766,684	135,979,705	155,059,183
Share exchange ratio	0.071679
Share based compensation by share based award number of options excercised during the period	661,875	6,973,958
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notice period threshold post termination of employment repurchase option	60 days
Allocated share based compensation | $	$ 39	$ 36
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months
Share based compensation by share based award initial vesting percentage	25.00%
Share based compensation by share based award remaining vesting period	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.003
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.01
Two Thousand and Sixteen Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 5,300	$ 2,000
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Share Options Applying Exchange Ratio [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable after applying exchange ratio	6,646,879
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	25.00%
Share based compensation by share based award initial vesting percentage two	50.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member] | Dr Yu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award unvested early exercised share options outstanding	69	0
Two Thousand and Twenty Three Incentive Award Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under incentive plan	8,679,583
Options exercisable after applying exchange ratio	6,646,879
Outstanding options	12,708,781